Geographic Data	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Geographic Data

Note 19: Geographic Data

Revenues by geographic area are presented as part of the discussion in Note 3. The following table presents the Company’s long-lived assets, net of depreciation and amortization by geographic region. See Notes 5, 6, and 8 for further detail around these assets.

	December 31,	September 30,
	2019	2020
Long-lived assets:
Americas (1)	$34,758	$52,893
EMEA	34,039	54,181
APAC	7,148	14,824
Total long-lived assets	$75,945	$121,898
(1)	Americas includes the United States, Canada, and Latin America (including the Caribbean).

Note 18: Geographic Data

Revenues by geographic area are presented as part of the discussion in Note 3. The following table presents the Company’s long‑lived assets, net of depreciation and amortization by geographic region. See Note 5 and Note 6.

	Year Ended December 31,
	2018	2019
Long-lived assets:
Americas(1)	$32,490	$34,758
Europe, the Middle East, and Africa	43,933	34,039
Asia/Pacific	6,971	7,148
Total long-lived assets	$83,394	$75,945
(1)	Americas includes the United States, Canada, and Latin America (including the Caribbean).